Segment and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Percentages of Revenues Attributable to Company's Major Product Categories

The Company sells a full range of its products within each geographical segment. The percentages of net revenues attributable to each of the Company’s major product categories are as follows:

	Percentage of Net Revenues
	2012	2011	2010
Apparel	63%	61%	64%
Footwear	24	23	21
Accessories and related products	13	16	15

	100%	100%	100%

Information Related to Company's Operating Segments

Information related to the Company’s operating segments is as follows:

	Second Quarter Ended April 30,
In thousands	2013	2012
Revenues, net:
Americas	$228,703	$220,975
EMEA	165,189	195,554
APAC	63,900	74,026
Corporate operations	956	1,658

	$458,748	$492,213

Gross profit:
Americas	$92,696	$97,709
EMEA	87,961	108,997
APAC	31,634	35,963
Corporate operations	(1,155)	(520)

	$211,136	$242,149

SG&A expense:
Americas	$84,999	$88,407
EMEA	80,976	83,202
APAC	37,756	40,002
Corporate operations	14,473	12,399

	$218,204	$224,010

Asset impairments:
Americas	$5,322	$415
EMEA	10	—
APAC	—	—
Corporate operations	—	—

	$5,332	$415

Operating income/(loss):
Americas	$2,375	$8,887
EMEA	6,975	25,795
APAC	(6,122)	(4,039)
Corporate operations	(15,628)	(12,919)

	$(12,400)	$17,724

	First Half Ended April 30,
In thousands	2013	2012
Revenues, net:
Americas	$414,987	$426,383
EMEA	336,364	364,428
APAC	136,776	148,619
Corporate operations	1,639	2,404

	$889,766	$941,834

Gross profit:
Americas	$173,555	$185,637
EMEA	186,850	210,769
APAC	70,911	74,103
Corporate operations	(473)	(410)

	$430,843	$470,099

SG&A expense:
Americas	$173,073	$177,888
EMEA	164,210	169,298
APAC	74,962	77,241
Corporate operations	31,218	29,998

	$443,463	$454,425

Asset impairments:
Americas	$6,943	$415
EMEA	1,557	—
APAC	—	—
Corporate operations	—	—

	$8,500	$415

Operating (loss)/income:
Americas	$(6,461)	$7,334
EMEA	21,083	41,471
APAC	(4,051)	(3,138)
Corporate operations	(31,691)	(30,408)

	$(21,120)	$15,259

	April 30, 2013	October 31, 2012
Identifiable assets:
Americas	$547,692	$576,179
EMEA	723,415	718,537
APAC	211,643	224,149
Corporate operations	200,487	199,375

	$1,683,237	$1,718,240

Information related to the Company’s operating segments is as follows:

	Year Ended October 31,
In thousands	2012	2011	2010
Revenues, net:
Americas	$991,625	$914,406	$843,078
EMEA	710,852	761,100	728,952
APAC	307,141	272,479	260,578
Corporate operations	3,621	5,076	5,012

Consolidated	$2,013,239	$1,953,061	$1,837,620

Gross profit/(loss):
Americas	$429,868	$425,607	$390,249
EMEA	393,944	453,727	436,088
APAC	156,833	144,815	141,197
Corporate operations	(299)	(315)	(286)

Consolidated	$980,346	$1,023,834	$967,248

SG&A expense:
Americas	$362,322	$360,921	$324,683
EMEA	337,535	340,387	340,138
APAC	157,247	147,949	128,207
Corporate operations	59,040	46,692	39,038

Consolidated	$916,144	$895,949	$832,066

Asset impairments:
Americas	$5,267	$3,891	$8,686
EMEA	560	1,331	1,785
APAC	1,407	81,151	1,186
Corporate operations	—	—	—

Consolidated	$7,234	$86,373	$11,657

Operating income/(loss):
Americas	$62,279	$60,795	$56,880
EMEA	55,849	112,009	94,165
APAC	(1,821)	(84,285)	11,804
Corporate operations	(59,339)	(47,007)	(39,324)

Consolidated	$56,968	$41,512	$123,525

Identifiable assets:
Americas	$576,179	$577,643	$535,580
EMEA	718,537	750,378	704,306
APAC	224,149	231,879	298,503
Corporate operations	199,375	204,323	157,732

Consolidated	$1,718,240	$1,764,223	$1,696,121

Goodwill:
Americas	$75,974	$76,048	$75,051
EMEA	190,986	186,334	181,555
APAC	6,207	6,207	75,882

Consolidated	$273,167	$268,589	$332,488